Equity (Details) - Schedule of Shareholder Composition - shares		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) - Schedule of Shareholder Composition [Line Items]
Shares		175,646,161,923	168,600,275,923	167,735,787,923
American Depository Receipts (ADRs)	[1]	12,799,964,871	19,845,850,871	20,710,338,871
Total		188,446,126,794	188,446,126,794	188,446,126,794
Percentage of equity holding		10000.00%	100.00%	100.00%
Santander Chile Holding S.A. [Member]
Equity (Details) - Schedule of Shareholder Composition [Line Items]
Shares		66,822,519,695	66,822,519,695	66,822,519,695
American Depository Receipts (ADRs)	[1]
Total		66,822,519,695	66,822,519,695	66,822,519,695
Percentage of equity holding		3546.00%	35.46%	35.46%
Teatinos Siglo XXI Inversiones Limitada [Member]
Equity (Details) - Schedule of Shareholder Composition [Line Items]
Shares		59,770,481,573
American Depository Receipts (ADRs)	[1]
Total		59,770,481,573
Percentage of equity holding		3172.00%
The Bank New York Mellon [Member]
Equity (Details) - Schedule of Shareholder Composition [Line Items]
Shares
American Depository Receipts (ADRs)	[1]	12,799,964,871	19,845,850,871	20,710,338,871
Total		12,799,964,871	19,845,850,871	20,710,338,871
Percentage of equity holding		679.00%	10.53%	10.99%
Bancos por cuenta de terceros [Member]
Equity (Details) - Schedule of Shareholder Composition [Line Items]
Shares		19,416,795,808
Total		19,416,795,808
Percentage of equity holding		1030.00%
AFP por cuentas de terceros [Member]
Equity (Details) - Schedule of Shareholder Composition [Line Items]
Shares		18,392,349,767
Total		18,392,349,767
Percentage of equity holding		976.00%
Corredoras de bolsa por cuenta de terceros [Member]
Equity (Details) - Schedule of Shareholder Composition [Line Items]
Shares		5,029,151,233
Total		5,029,151,233
Percentage of equity holding		267.00%
Other minority holders [Member]
Equity (Details) - Schedule of Shareholder Composition [Line Items]
Shares		6,214,863,847	5,300,582,822	6,004,554,283
American Depository Receipts (ADRs)	[1]
Total		6,214,863,847	5,300,582,822	6,004,554,283
Percentage of equity holding		330.00%	2.81%	3.18%
Teatinos Siglo XXI Inversiones Limitada [Member]
Equity (Details) - Schedule of Shareholder Composition [Line Items]
Shares			59,770,481,573	59,770,481,573
American Depository Receipts (ADRs)	[1]
Total			59,770,481,573	59,770,481,573
Percentage of equity holding			31.72%	31.72%
Banks on behalf of third parties [Member]
Equity (Details) - Schedule of Shareholder Composition [Line Items]
Shares			16,841,385,216	17,318,500,798
American Depository Receipts (ADRs)	[1]
Total			16,841,385,216	17,318,500,798
Percentage of equity holding			8.94%	9.19%
Pension funds (AFP) on behalf of third parties [Member]
Equity (Details) - Schedule of Shareholder Composition [Line Items]
Shares			13,742,809,166	11,949,134,854
American Depository Receipts (ADRs)	[1]
Total			13,742,809,166	11,949,134,854
Percentage of equity holding			7.29%	6.34%
Stock brokers on behalf of third parties [Member]
Equity (Details) - Schedule of Shareholder Composition [Line Items]
Shares			6,122,497,451	5,870,596,720
American Depository Receipts (ADRs)	[1]
Total			6,122,497,451	5,870,596,720
Percentage of equity holding			3.25%	3.12%

[1]	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.